Consolidated Statement of Changes in Equity - CHF (SFr) SFr in Thousands	Total	Share capital [member]	Treasury shares [member]	Reserves [member]	Accumulated loss [member]
Beginning balance at Dec. 31, 2021	SFr 181,530	SFr 44,133	SFr (2,999)	SFr 210,147	SFr (69,751)
Result for the period	(50,790)				(50,790)
Other comprehensive income for the period	1,403			461	942
Total comprehensive loss for the period	(49,387)			461	(49,848)
Issuance of treasury shares		12,000	(12,000)
Direct Share Placement program	7,051		1,389	5,662
Acquisition milestone share payments	4,200		1,502	2,698
Transaction cost in relation to capital increases	(223)			(223)
Exercise of options	60	30		30
Share-based compensation cost	2,186			2,186
Ending balance at Dec. 31, 2022	145,417	56,163	(12,108)	220,961	(119,599)
Result for the period	(98,181)				(98,181)
Other comprehensive income for the period	(421)			63	(484)
Total comprehensive loss for the period	(98,602)			63	(98,665)
Direct Share Placement program	102		100	2
Private placement	4,994		4,800	194
Withdrawal of fractional shares	(22)		(12)	(10)
Transaction cost in relation to capital increases	(494)			(494)
Exercise of options	19		19
Exercise of pre-funded warrants			1,200	(1,200)
Share-based compensation cost	814			814
Ending balance at Dec. 31, 2023	SFr 52,228	SFr 56,163	SFr (6,001)	SFr 220,330	SFr (218,264)